Fair Value Measurement (Details) - Schedule of Financial Assets Measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents	$ 813	$ 49,945
Short term deposits	26,507	299
Restricted cash	413	412
Total financial assets	27,733	50,656
Level 1 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents	813	49,945
Short term deposits	26,507	299
Restricted cash	413	412
Total financial assets	27,733	50,656
Level 2 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Level 3 [Member]
Schedule of Financial Assets Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets